Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions	Total	Capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Appropriated reserves [Member]	Unappropriated reserves [member]		Retained earnings [member]	Financial Assets at Fair Value Through Other Comprehensive Income [member] [1]	Remeasurements of liabilities of post-employment benefits [member]	Conversion adjustments of foreign investments [member]	Gains and losses - hedge [member] [2]	Total stockholders' equity - owners of the parent company [member]		Total stockholders equity non- controlling interests [member]
Beginning Balance at Dec. 31, 2017	R$ 144,356	R$ 97,148	R$ (2,743)	R$ 1,930	R$ 12,499	R$ 26,030			R$ (944)	R$ (825)	R$ 2,667	R$ (4,384)	R$ 131,378		R$ 12,978
Transactions with owners	710		923	190	(534)								579		131
Acquisition of treasury shares	(510)		(510)										(510)
Cancellation of shares			534		(534)
Result of delivery of treasury shares	1,321		899	422									1,321
Recognition of stock-based payment plans	(232)			(232)									(232)
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)	131														131
Dividends	(5,413)				7,394			R$ (12,650)					(5,256)		(157)
Interest on capital	(913)				7,285			(8,198)					(913)
Dividends / Interest on capital paid	(13,673)				(13,673)								(13,673)
Unclaimed dividends	4							4					4
Corporate reorganizations	(592)				(592)								(592)
Other	674					674							674
Total comprehensive income	25,313							24,907	(166)	(164)	1,139	(1,135)	24,581		732
Net income	25,639							24,907					24,907		732
Other comprehensive income for the period	(326)								(166)	(164)	1,139	(1,135)	(326)
Appropriations:
Legal reserve					1,097			(1,097)
Statutory reserve					4	2,962		(2,966)
Ending Balance at Dec. 31, 2018	150,466	97,148	(1,820)	2,120	13,480	29,666			(1,110)	(989)	3,806	(5,519)	136,782		13,684
Appropriations:
Change in the period	6,110		923	190	981	3,636			(166)	(164)	1,139	(1,135)	5,404		706
Transactions with owners	601		546	55									601
Result of delivery of treasury shares	897		546	351									897
Recognition of stock-based payment plans	(296)			(296)									(296)
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)	(1,567)														(1,567)
Dividends	(9,697)				4,709			(14,129)					(9,420)		(277)
Interest on capital	(366)				5,102			(5,468)					(366)
Dividends / Interest on capital paid	(17,500)				(17,500)								(17,500)
Unclaimed dividends and Interest on capital	42							42					42
Other	(189)					(189)	[3]						(189)	[3]
Total comprehensive income	27,675							27,113	1,810	(350)	(1,582)	(16)	26,975		700
Net income	27,813							27,113					27,113		700
Other comprehensive income for the period	(138)								1,810	(350)	(1,582)	(16)	(138)
Legal reserve					1,336			(1,336)
Statutory reserve					5,821	401		(6,222)
Ending Balance at Dec. 31, 2019	149,465	97,148	(1,274)	2,175	12,948	29,878			700	(1,339)	2,224	(5,535)	136,925		12,540
Appropriations:
Change in the period	(1,001)		546	55	(532)	212			1,810	(350)	(1,582)	(16)	143		(1,144)
Transactions with owners	4,040		367	344									711		3,329
Result of delivery of treasury shares	567		367	200									567
Recognition of stock-based payment plans	144			144									144
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)	3,329														3,329
Dividends	(2,261)							(1,756)					(1,756)		(505)
Interest on capital	(3,232)							(3,232)					(3,232)
Dividends / Interest on capital paid	(9,811)				(9,811)								(9,811)
Unclaimed dividends and Interest on capital	118							118					118
Other	113					113	[3]						113	[3]
Total comprehensive income	16,093							18,896	148	(192)	4,630	(3,557)	19,925		(3,832)
Net income	15,064							18,896					18,896		(3,832)
Other comprehensive income for the period	1,029								148	(192)	4,630	(3,557)	1,029
Legal reserve					948			(948)
Statutory reserve					13,143	(65)		R$ (13,078)
Ending Balance at Dec. 31, 2020	154,525	R$ 97,148	(907)	2,519	17,228	29,926			848	(1,531)	6,854	(9,092)	142,993		11,532
Appropriations:
Change in the period	R$ 5,060		R$ 367	R$ 344	R$ 4,280	R$ 48			R$ 148	R$ (192)	R$ 4,630	R$ (3,557)	R$ 6,068		R$ (1,008)

[1]	Includes the share in other comprehensive income of investments in associates and joint ventures related to financial assets at fair value through other comprehensive income.
[2]	Includes cash flow hedge and hedge of net investment in foreign operation.
[3]	Includes Argentina´s hyperinflation adjustment.